Restricted Cash (Details) - Schedule of Restricted Cash - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Restricted Cash [Line Items]
Restricted Cash	$ 302,906	$ 150,973
Bank acceptance guarantee deposit [Member]
Schedule of Restricted Cash [Line Items]
Restricted Cash		150,973
Pledge of bank deposit [Member]
Schedule of Restricted Cash [Line Items]
Restricted Cash	$ 302,906